DEFERRED REVENUE (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
DEFERRED REVENUE
Deferred revenue	$ 3,289	19,909	8,539